Guarantees, commitments and risks - Capital investment and capital expenditure commitments (Details) € in Millions	Dec. 31, 2021 EUR (€)
Guarantees, commitments and risks
Committed projects	€ 14,848
within 1 year
Guarantees, commitments and risks
Committed projects	5,107
Later than one year and not later than two years
Guarantees, commitments and risks
Committed projects	3,712
Later than two years and not later than three years
Guarantees, commitments and risks
Committed projects	2,273
Later than three years and not later than four years
Guarantees, commitments and risks
Committed projects	1,420
Later than four years
Guarantees, commitments and risks
Committed projects	2,336
Not later than four years
Guarantees, commitments and risks
Expected capital investment and capital expenditure	€ 28,100